9. COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

On March 18, 2010, the Company entered into an addendum to the employment agreement whereby the Company will reimburse the employee and his family for up to $20,000 of out of pocket medical and dental care costs, including prescription costs or co-pays.

On September 30, 2010, the Company entered into an addendum to the employment agreement whereby all but $250,000 of unpaid back salary will be forgiven by the principal stockholder. The addendum also eliminated the various milestone achievement awards from the prior employment agreements. In addition, the addendum reduced the interest rate to 3% per year. Further, the conversion rights for unpaid back salary were amended whereby the principal shareholder has the option to convert any accrued salary into Class “A” Common stock by dividing the dollar value of the debt to be converted to stock by the closing price of the stock on the date that the conversion notice is received by the Company. This amendment effectively eliminated any beneficial conversion features related to accrued salary of September 30, 2010. In exchange the Company agreed to issue 10,000,000 preferred shares to the principal stockholder no later than September 30, 2011, that date was extended by mutual agreement to December 31, 2012. The agreement was subsequently extended to October 30, 2013. By agreement with the principal share holder, this obligation to issue preferred shares was satisfied by the December 17, 2013 issuance of 2 shares of super voting preferred stock.

On November 10, 2010, the Company entered into an addendum to the employment agreement, effective January 1, 2011 through the December 31, 2015. The term of the agreement is a five year period at an annual salary of $210,000. There is a 6% annual increase. The employee is also to receive a 20% bonus based on the annual based salary. Any stock, stock options bonuses have to be approved by the board of directors (See Note 10).

(B)License Agreement

On May 8, 2006, the Company entered into a license agreement. Pursuant to the terms of the agreement, the Company paid a non-refundable license fee of $10,000. The Company will pay a license maintenance fee of $10,000 on the one year anniversary of this agreement and each year thereafter. The Company will pay an annual research fee of $13,700 with first payment due January 2007, then on each subsequent anniversary of the effective date commencing May 4, 2007. Pursuant to the terms of the agreement the Company may be required to pay additional fees aggregating up to a maximum of $10,000 a year for patent maintenance and prosecution relating to the licensed intellectual property.

On October 28, 2011, the Company entered into a license agreement with the University of Notre Dame. Under the agreement, the Company received exclusive and non-exclusive rights to certain spider silk technologies including commercial rights with the right to sublicense such intellectual property. In consideration of the licenses granted under the agreement, the Company agreed to issue to the University of Notre Dame 2,200,000 shares of its common stock and to pay a royalty of 2% of net sales. In addition, the Company is in negotiations with the University of Notre Dame for a research and development agreement. Upon successfully entering into such an agreement, the Company anticipates it could owe approximately $144,000.

The license agreement has a term of 20 years which can be extended on an annual basis after that. It can be terminated by the University of Notre Dame if the Company defaults on its obligations under the agreement and fails to cure such default within 90 days of a written notice by the university. The Company can terminate the agreement upon a 90 day written notice subject to payment of a termination fee of $5,000 if the termination takes place within 2 years after its effectiveness, $10,000 if the termination takes place within 4 years after its effectiveness and $20,000 if the Agreement is terminated after 4 years.

(C)Royalty and Research Agreements

On September 16, 2010, the Company entered into an agreement with a consultant for research and development. On September 16, 2010 the Company issued 100,000 shares as a sign on bonus with a fair value of $15,000 ($0.15/share) to the consultant for technical support to be provided over the next 3 years. In addition, the consultant shall receive 30,000 shares for three years commencing on or about September 10 of each of the next three years.

On September 16, 2010, the Company entered into an agreement with a consultant for research and development. On September 16, 2010 the Company issued 100,000 shares as a sign on bonus with a fair value of $15,000 ($0.15/share) to the consultant for technical support to be provided over the next 3 years. In addition, the consultant shall receive 30,000 shares for three years commencing on or about September 10 of each of the next three years.

On May 21, 2010 the Company entered into a three year consulting agreement for research and development. Pursuant to the terms of the agreement, the Company is required to issue 40,000 shares upon the execution of the agreement and subsequently 10,000 shares per year during the three year term of the agreement. The annual payment of 10,000 shares for the three years begins on Janaury15 of each of the next three years following the execution of this agreement.

On May 1, 2008 the Company entered into a five year consulting agreement for research and development. Pursuant to the terms of the agreement, the Company will be required to pay $1,000 per month, or at the Company’s option, the consulting fee may be paid in the form of Company common stock based upon the greater of $0.05 per share or the average of the closing price of the Company’s shares over the five days preceding such stock issuance. As of June 30, 2011 the Company had accrued $17,000 of accounts payable for the services provided of which was paid in common stock on July 1, 2009 (See Note 8(C)). As of June 30, 2011 the Company issued 280,000 shares of common stock in exchange for $14,000 of accounts payable for the services performed. On March 19, 2014, the Company entered into a five year consulting agreement for general advisor and consulting services. As consideration for the services performed, the Company agrees to pay the consultant a fee of $1,000 per month. At the Company’s option, said consulting fee may be paid to the consultant in the form of Company stock based upon the greater of $0.50/share or the average of the closing price of the Company’s common stock over the five days preceding such stock issuance. On March 28, 2014, the Company issued 44,000 shares of common stock as consideration for consulting fees owed from June 1, 2012 through March 31, 2014.

On December 26, 2006, the Company entered into an addendum to the intellectual property transfer agreement with an officer. In consideration of the Company issuing 200,000 preferred shares with the following preferences: no dividends and voting rights equal to 100 common shares per share of preferred stock or the payment of $120,000, the officer agreed to terminate the royalty payments due under the agreement and give title to the exclusive license for the non protective apparel use of the intellectual property to the Company. On the date of the agreement, the Company did not have any preferred stock authorized with the required preferences. In accordance with FASB Accounting Standards Codification No 480, Distinguishing Liabilities from Equity, the Company determined that the present value of the payment of $120,000 that was due on December 26, 2007, the one year anniversary of the addendum, should be recorded as an accrued expense until such time as the Company has the ability to assert that it has preferred shares authorized. As of March 31, 2010, the Company has recorded $120,000 in accrued expenses- related party. On December 21, 2007 the officer extended the due date to July 30, 2008. On May 30, 2008 the officer extended the due date to December 31, 2008. On October 10, 2008, the officer extended the due date to the earlier of (a) March 30, 2010 or (b) upon demand by the officer. The due date was extended to March 31, 2011. On September 8, 2009, a payment of $15,000 was paid to the officer. An additional payment of $10,000 was made on October 19, 2009 and December 1, 2009, respectfully. Additionally, the accrued expenses are accruing 7% interest per year. On January 15, 2010 an additional payment of $10,000 was made. During the quarter ending September 30, 2010 an additional payment of $8,000 was made. During the quarter ending September 30, 2012 an additional payment of $1,000 was made. During the year ended December 31, 2013, an additional payment of $1,280 was made. During the nine months ended September 30, 2014, an additional loan of $572 was made. As of September 30, 2014 the outstanding balance is $65,292. As of September 30, 2014 the Company recorded interest expense and related accrued interest payable of $1,470.

On February 1, 2007 the Company entered into a consulting agreement for research and development for period of one year at a cost of $150,000. In April 2008, this agreement was extended through March 31, 2009 on a cost reimbursement basis. Reimbursements are to be made quarterly and are not to exceed $35,000. On March 1, 2010 the Company entered into a one year consulting agreement for research and development. Pursuant to the terms of the agreement, the Company was required to pay up to $150,000 in research and development fees on a cost reimbursement basis. The agreement expired on February 28, 2011.

On June 6, 2012 the Company entered into a consulting agreement for intellectual property and collaborative research and development with an American university. The agreement covers ongoing research and development work performed by the university at the Company’s behest and with the Company’s assistance from May 1, 2011 and extending through April 30, 2013. Pursuant to the terms of the agreement the Company will be required to pay approximately $637,984 for research and development over the two year period. For the nine months ended September 30, 2014 and 2013, respectively, the company paid $339,606 and $330,407 in research and development fees.

On July 1, 2006 the Company entered into a five year consulting agreement for research and development. Pursuant to the terms of the agreement, the Company issued 700,000 shares of common stock upon execution. These shares had a fair value of $5,600 ($0.01/share) based upon the recent cash offering price. Additionally, 2,000,000 shares of common stock were issued on May 18, 2007 with a fair value of $16,000 ($0.01/share). As of December 31, 2008, the Company issued 600,000 shares of common stock for consulting services rendered with a fair value of $6,000 ($0.01/share). On January 15, 2008 the Company authorized the issuance of 400,000 shares of common stock for consulting services rendered with a fair value of $4,000 ($0.01/share). On July 1, 2009, the issuance of 482,825 shares was approved by the board of directors as partial payment for services previously provided to the Company by a consultant in accordance with a consulting agreement. The total amount of issuable shares for the consultant is 1,122,311 shares, which includes 400,000 issuable shares previously approved by the board of directors and 239,486 shares approved to be issued in November 2009. On August 26, 2010, the Company entered into an addendum to the employment agreement where the monthly fee to the consultant was increased to $10,000 per month starting on September 1, 2010. On August 26, 2010 the Company issued 985,915 shares with a fair value of $14,000 ($0.0142/share) to a consultant for research and development services provided in the past In addition, On August 26, 2010 the Company issued 4,500,000 bonus shares with a fair value of $90,000 ($0.02/share) to a consultant for research and development services and 10,000,000 shares with a fair value of $200,000 ($0.02/share) to a consultant for research and development services (See Note 8(C) ).

(D)Consulting Agreement

On August 3, 2009, the Company entered into an agreement with a consultant to provide investor relations services. On October 5, 2009 the Company issued 10,000,000 shares with a fair value of $200,000 ($0.02/share) to a consultant for investor relations to be provided over a term of 180 days. The Company started receiving services beginning October 5, 2009. As of September 30, 2011, $200,000 was recorded as a consulting expense (See Note 8(C)).

On January 15, 2010, the Company entered into an agreement with a consultant to provide investor relations services in exchange for 500,000 shares or $15,000. On January 15, 2010 the Company issued 500,000 shares with a fair value of $5,000 ($0.01/share) to a consultant for investor relations to be provided over a term of 12 months (See Note 9(C)).

On July 29, 2010, the Company entered into an agreement with a consultant to provide investor relations services in exchange for a warrant for 20,000,000 common shares. The value of the services was $200,000, which approximated fair value. The agreement remained in effect until January 29, 2011(See Note 9(E)).

On April 8, 2011 the Company entered into a five year consulting agreement for research and development. Pursuant to the terms of the agreement, the Company has to issue within 10 days following the effective date $70,000 worth of stock and pay a license fee of $30,000. The Company has a five year right to exercise the option for a commercial medical license or the commercial textile license. The fee for the first license is a $289,000 and shares equivalent in value to $675,000. The fee for a second commercial license is $75,000 and shares equivalent in value to $175,000. All payments are non-refundable. On April 18, 2011, the Company issued 1,029,412 shares of stock with a fair value of $70,000 based on the average trading price over a 30 day period.

On September 30, 2011 the Company entered into an addendum to an agreement with a consultant, superseding previous agreements, to provide research and development for a term of four years. Pursuant to the terms of the agreement, the Company will issue 3,000,000 shares of the Company’s common stock and replaces any stock currently owed to the consultant pursuant to consulting fee provisions of prior agreements. Additionally, the Company will issue one million shares of the Company’s common stock per year as a consulting fee on the annual anniversary of this agreement or at the Company’s option, pay an annual consulting fee of $100,000. As of September 30, 2011, the fair value of the Company’s shares of common stock was $0.10 per share and the Company owed the consultant $130,000. Accordingly, the Company has recorded an additional liability to the consultant of $170,000 as of September 30, 2011. For the year ended December 31, 2012 the Company issued 4,000,000 shares with a fair value of $340,000 to a consultant for research and development services provided in the past.

On November 9, 2012, the Company entered into an agreement with a consultant to provide investor relations services in exchange for a warrant for 10,000,000 common shares. The agreement remained in effect until May 27, 2013. On July 18, 2013, the Company issued 9,857,142 shares in connection with the cashless exercise of the 10,000,000 warrants.

On July 9, 2013, the Company entered into an agreement with a consultant to provide investor relations services in exchange for a warrant for 10,000,000 common shares at $.001 with a cashless provision and a five year term.

On September 30, 2013 the Company entered into a Collaborative Yarn and Textile Development Agreement with a technical textile manufacturing company. Pursuant to the terms of that agreement the Company has agreed to supply the technical textile manufacturing company with sample quantities of the Company’s recombinant spider silk for the purpose of developing and testing new textiles which are made from, or which incorporate recombinant spider silk. The agreement provides that the two companies will jointly share, on an equal basis, any intellectual property, including any utility patents, which are developed as a result of this collaboration. Such intellectual property potentially includes utility patents on textile designs. The Company has agreed that it will pay half of the cost associated with the filing and prosecution of utility patents relating to intellectual property which is developed through its collaboration with the technical textile manufacturing company.

On October 15, 2013 the Company entered into an intellectual property agreement with a scientific researcher relating to the development of new recombinant silk fibers. Under the terms of that agreement the scientific researcher will transfer to the Company his rights to intellectual property, inventions and trade secrets which the researcher develops relating to recombinant silk. The researcher will receive 8,000,000 warrants of the Company’s stock, exercisable 24 months from the date of the agreement. The researcher will also receive additional warrants when and if the researcher develops advanced recombinant silk fibers for the Company’s use. Under the terms of the agreement the researcher will receive 10,000,000 warrants in the event that he develops a new recombinant silk fiber with certain performance characteristics, and another 10,000,000 warrants if he develops a second recombinant silk fiber with certain characteristics. If the consultant performs the contract in good faith the consultant will be entitled to an additional 8,000 warrants. The warrants described in this note all contain a cashless exercise provision and are exercisable on the 24 month anniversary of the date on which they were issuable under the agreement.

On February 17, 2014, the Company entered into two consulting agreements with two consultants for independent technical expertise to further the Company’s business plans and scientific research and development. As consideration for the services performed, the Company agrees to issue the following to each of the consultants:

●	Within 30 days of the date of this agreement, a warrant for six hundred thousand shares of the Company’s common stock to be exercisable on the 14 month anniversary of this agreement for a period of 12 months with a cashless exercise provision.

●	Within 30 days of the date of this agreement, a warrant for one million shares of the Company’s common stock to be exercisable on the 20 month anniversary of this agreement for a period of 12 months with a cashless exercise provision.

●	Within 30 days of the date of this agreement, a warrant for two million shares of the Company’s common stock to be exercisable on the 32 month anniversary of this agreement for a period of 12 months with a cashless exercise provision.

●	Based on the consultants reaching two sets of benchmarks, two separate warrants for one million five hundred thousand shares of the Company’s common stock to be exercisable on the 28 month anniversary of this agreement for a period of 12 months with a cashless exercise provision.

●	On the three year anniversary, assuming the consultant acted in good faith and the Company’s board of directors approval, a warrant for one million five hundred thousand shares of the Company’s common stock to be exercisable on the 28 month anniversary of this agreement for a period of 12 months with a cashless exercise provision.

On April 23, 2014, the Company entered into a six months agreement with a consultant to provide investor relations services. As consideration for the services performed, the Company agreed to issue 1,800,000 shares of common stock. On May 5, 2014, the company issued 1,800,000 shares of common stock for $111,600 ($0.062/share).

On April 30, 2014 the Company entered into a one year agreement with a consultant for research and development. As consideration for services, the Company agreed to pay for Consultant’s air fare from the United States to Africa, for a trip scheduled in early May 2014.

On June 4, 2014 the Company entered into a one year agreement with a consultant to provide investor relations services. As consideration for the services performed, the Company agreed to issue a warrant for 3,000,000 shares of common stock $0.001 with a cashless exercise provision and a three year term. On June 24, 2014, the company issued a warrant for 3,000,000 shares of common stock with a fair value of $171,102 (See Note 8(E)).

(E)Operating Lease Agreement

On April 1, 2012 the Company executed a one-year non-cancelable operating lease for its Laboratory space. The lease was subsequently extended through March 31, 2014. In March of 2014, the Company once again extended the lease on a month to month basis.

On March 21, 2014, the Company renewed its lease of a Laboratory. The lease is on a month to month basis at an annual rate of $12,750.

Rent expense for the nine months ended September 30, 2014 and 2013 is $10,805 and $10,127, respectively.

On March 18, 2010, the Company entered into an addendum to the employment agreement whereby the Company will reimburse the employee and his family for up to $20,000 of out of pocket medical and dental care costs, including prescription costs or co-pays.

On September 30, 2010, the Company entered into an addendum to the employment agreement whereby all but $250,000 of unpaid back salary will be forgiven by the principal stockholder.  The addendum also eliminated the various milestone achievement awards from the prior employment agreements.  In addition, the addendum reduced the interest rate to 3% per year.  Further, the conversion rights for unpaid back salary where amended whereby the principal shareholder has the option to convert any accured salary into Class “A” Common stock by dividing the dollar value of the debt to be converted to stock by the closing price of the stock on the date that the conversion notice is received by the Company.  This amemdment effectively eliminated any beneficial conversion features related to accrued salary of September 30, 2010.  In exchange the Company agreed to issue 10,000,000 preferred shares to the principal stockholder no later than September 30, 2011, that date was extended by mutual agreement to December 31, 2012.  The agreement was subsequently extended to October 30, 2013. By agreement with the principal share holder, this obligation to issue preferred shares was satisfied by the December 17, 2013 issuance of 2 shares of super voting preferred stock.

On November 10, 2010, the Company entered into an addendum to the employment agreement, effective January 1, 2011 through the December 31, 2015.  The term of the agreement is a five year period at an annual salary of $210,000.  There is a 6% annual increase.  The employee is also to receive a 20% bonsus based on the annual based salary.  Any stock, stock options bonuses have to be approved by the board of directors (See Note 10).

(B)License Agreement

On May 8, 2006, the Company entered into a license agreement.  Pursuant to the terms of the agreement, the Company paid a non-refundable license fee of $10,000. The Company will pay a license maintenance fee of $10,000 on the one year anniversary of this agreement and each year thereafter.  The Company will pay an annual research fee of $13,700 with first payment due January 2007, then on each subsequent anniversary of the effective date commencing May 4, 2007.  Pursuant to the terms of the agreement the Company may be required to pay additional fees aggregating up to a maximum of $10,000 a year for patent maintenance and prosecution relating to the licensed intellectual property.

On October 28, 2011, the Company entered into a license agreement with the University of Notre Dame. Under the agreement, the Company received exclusive and non-exclusive rights to certain spider silk technologies including commercial rights with the right to sublicense such intellectual property. In consideration of the licenses granted under the agreement, the Company agreed to issue to the University of Notre Dame 2,200,000 shares of its common stock and to pay a royalty of 2% of net sales. In addition, the Company is in negotiations with the University of Notre Dame for a research and development agreement. Upon successfully entering into such an agreement, the Company anticipates it could owe approximately $144,000.

The license agreement has a term of 20 years which can be extended on an annual basis after that. It can be terminated by the University of Notre Dame if the Company defaults on its obligations under the agreement and fails to cure such default within 90 days of a written notice by the university. The Company can terminate the agreement upon a 90 day written notice subject to payment of a termination fee of $5,000 if the termination takes place within 2 years after its effectiveness, $10,000 if the termination takes place within 4 years after its effectiveness and $20,000 if the Agreement is terminated after 4 years.

(C)Royalty and Research Agreements

On September 16, 2010, the Company entered into an agreement with a consultant for research and development.  On September 16, 2010 the Company issued 100,000 shares as a sign on bonus with a fair value of $15,000 ($0.15/share) to the consultant for technical support to be provided over the next 3 years. In addition, the consultant shall receive 30,000 shares for three years commencing on or about September 10 of each of the next three years.

On September 16, 2010, the Company entered into an agreement with a consultant for research and development.  On September 16, 2010 the Company issued 100,000 shares as a sign on bonus with a fair value of $15,000 ($0.15/share) to the consultant for technical support to be provided over the next 3 years. In addition, the consultant shall receive 30,000 shares for three years commencing on or about September 10 of each of the next three years.

On May 21, 2010 the Company entered into a three year consulting agreement for research and development.   Pursuant to the terms of the agreement, the Company is required to issue 40,000 shares upon the execution of the agreement and subsequently 10,000 shares per year during the three year term of the agreement.  The annual payment of 10,000 shares for the three years begins on Janaury15 of each of the next three years following the execution of this agreement.

On May 1, 2008 the Company entered into a five year consulting agreement for research and development. Pursuant to the terms of the agreement, the Company will be required to pay $1,000 per month, or at the Company’s option, the consulting fee may be paid in the form of Company common stock based upon the greater of $0.05 per share or the average of the closing price of the Company’s shares over the five days preceding such stock issuance.  As of June 30, 2011 the Company had accrued $17,000 of accounts payable for the services provided of which was paid in common stock on July 1, 2009 (See Note 8(C)).  As of June 30, 2011 the Company issued 280,000 shares of common stock in exchange for $14,000 of accounts payable for the services performed.

On December 26, 2006, the Company entered into an addendum to the intellectual property transfer agreement with an officer.  In consideration of the Company issuing either 200,000 preferred shares with the following preferences; no dividends and voting rights equal to 100 common shares per share of preferred stock or the payment of $120,000, the officer agreed to terminate the royalty payments due under the agreement and give title to the exclusive license for the non protective apparel use of the intellectual property to the Company.  On the date of the agreement, the Company did not have any preferred stock authorized with the required preferences.  In accordance with FASB Accounting Standards Codification No 480, Distinguishing Liabilities from Equity, the Company determined that the present value of the payment of $120,000 that was due on December 26, 2007, the one year anniversary of the addendum, should be recorded as an accrued expense until such time as the Company has the ability to assert that it has preferred shares authorized.  As of March 31, 2010, the Company has recorded $120,000 in accrued expenses- related party.  On December 21, 2007 the officer extended the due date to July 30, 2008.  On May 30, 2008 the officer extended the due date to December 31, 2008.  On October 10, 2008, the officer extended the due date to the earlier of (a) March 30, 2010 or (b) upon demand by the officer.  The due date was extended to March 31, 2011.  On September 8, 2009, a payment of $15,000 was paid to the officer. An additional payment of $10,000 was made on October 19, 2009 and December 1, 2009, respectfully.  Additionally, the accrued expenses are accruing 7% interest per year. On January 15, 2010 an additional payment of $10,000 was made.  During the quarter ending September 30, 2010 an additional payment of $8,000 was made. During the quarter ending September 30, 2012 an additional payment of $1,000 was made.  During the year ended December 31, 2013, an additional payment of $1,280 was made.  As of December 31, 2013 the outstanding balance is $64,720. As of December 31, 2013, the Company recorded interest expense and related accrued interest payable of $1,508.

On February 1, 2007 the Company entered into a consulting agreement for research and development for period of one year at a cost of $150,000.  In April 2008, this agreement was extended through March 31, 2009 on a cost reimbursement basis.  Reimbursements are to be made quarterly and are not to exceed $35,000.  On March 1, 2010 the Company entered into a one year consulting agreement for research and development. Pursuant to the terms of the agreement, the Company was  required to pay up to $150,000 in research and development fees on a cost reimbursement basis.   The agreement expired on February 28, 2011.

On June 6, 2012 the Company entered into a consulting agreement for intellectual property and collaborative research and development with an American university.  The agreement covers ongoing research and development work performed by the university at the Company’s behest and with the Company’s assistance from May 1, 2011 and extending through April 30, 2013.  Pursuant to the terms of the agreement the Company will be required to pay approximately $637,984 for research and development over the two year period. For the year ended December 31, 2012 the Company paid $465,293 in research and development fees.  For the year ended December 31, 2013 the Company paid $489,434 in research and development fees.

On July 1, 2006 the Company entered into a five year consulting agreement for research and development. Pursuant to the terms of the agreement, the Company paid 700,000 shares of common stock upon execution.  These shares had a fair value of $5,600 ($0.01/share) based upon the recent cash offering price.  Additionally, 2,000,000 shares of common stock were issued on May 18, 2007 with a fair value of $16,000 ($0.01/share).   As of December 31, 2008, the Company issued 600,000 shares of common stock for consulting services rendered with a fair value of $6,000 ($0.01/share).  On January 15, 2008 the Company authorized the issuance of 400,000 shares of common stock for consulting services rendered with a fair value of $4,000 ($0.01/share).   On July 1, 2009, the issuance of 482,825 shares was approved by the board of directors as partial payment for services previously provided to the Company by a consultant in accordance with a consulting agreement.  The total amount of issuable shares for the consultant is 1,122,311 shares, which includes 400,000 issuable shares previously approved by the board of directors and 239,486 shares approved to be issued in November 2009. On August 26, 2010, the Company entered into an addendum to the employment agreement where the monthly fee to the consultant was increased to $10,000 per month starting on September 1, 2010.  On August 26, 2010 the Company issued 985,915 shares with a fair value of $14,000 ($0.0142/share) to a consultant for research and development services provided in the past In addition, On August 26, 2010 the Company issued 4,500,000 bonus shares with a fair value of $90,000 ($0.02/share) to a consultant for research and development services and 10,000,000 shares with a fair value of $200,000 ($0.02/share) to a consultant for research and development services (See Note 8(C) ).

(D)Consulting Agreement

On August 3, 2009, the Company entered into an agreement with a consultant to provide investor relations services.  On October 5, 2009 the Company issued 10,000,000 shares with a fair value of $200,000 ($0.02/share) to a consultant for investor relations to be provided over a term of 180 days.  The Company started receiving services beginning October 5, 2009.  As of September 30, 2011, $200,000 was recorded as a consulting expense (See Note 8(C)).

On January 15, 2010, the Company entered into an agreement with a consultant to provide investor relations services in exchange for 500,000 shares or $15,000.  On January 15, 2010 the Company issued 500,000 shares with a fair value of $5,000 ($0.01/share) to a consultant for investor relations to be provided over a term of 12 months (See Note 9(C)).

On July 29, 2010, the Company entered into an agreement with a consultant to provide investor relations services in exchange for a warrant for 20,000,000 common shares. The value of the services was $200,000, which approximated fair value.  The agreement will remain in effect until January 29, 2011(See Note 9(E)).

On April 8, 2011 the Company entered into a five year consulting agreement for research and development. Pursuant to the terms of the agreement, the Company has to issue within 10 days following the effective date $70,000 worth of stock and pay a license fee of $30,000.  The Company has a five year right to exercise the option for a commercial medical license or the commercial textile license.  The fee for the first license is a $289,000 and shares equivalent in value to $675,000.  The fee for a second commercial license is $75,000 and shares equivalent in value to $175,000.  All payments are non-refundable. On April 18, 2011, the Company issued 1,029,412 shares of stock with a fair value of $70,000 based on the average trading price over a 30 day period.

On September 30, 2011 the Company entered into an addendum to an agreement with a consultant, superseding previous agreements, to provide research and development for a term of four years. Pursuant to the terms of the agreement, the Company will issue 3,000,000 shares of the Company’s common stock and replaces any stock currently owed to the consultant pursuant to consulting fee provisions of prior agreements.  Additionally the Company will issue one million shares of the Company’s common stock per year as a consulting fee on the annual anniversary of this agreement or at the Company’s option, pay an annual consulting fee of $100,000.  As of September 30, 2011, the fair value of the Company’s shares of common stock was $0.10 per share and the Company owed the consultant $130,000.  Accordingly, the Company has recorded an additional liability to the consultant of $170,000 as of September 30, 2011. For the year ended December 31, 2012 the Company issued 4,000,000 shares with a fair value of $340,000 to a consultant for research and development services provided in the past.

On November 9, 2012, the Company entered into an agreement with a consultant to provide investor relations services in exchange for a warrant for 10,000,000 common shares. The agreement will remain in effect until May 27, 2013. On July 18, 2013, the Company issued 9,857,142 shares in connection with the cashless exercise of the 10,000,000 warrants.

On July 9, 2013, the Company entered into an agreement with a consultant to provide investor relations services in exchange for a warrant for 10,000,000 common shares at $.001 with a cashless provision and a five year term.

On September 30, 2013 the Company entered into a Collaborative Yarn and Textile Development Agreement with a technical textile manufacturing company.  Pursuant to the terms of that agreement the Company has agreed to supply the technical textile manufacturing company with sample quantities of the Company’s recombinant spider silk for the purpose of developing and testing new textiles which are made from, or which incorporate recombinant spider silk.  The agreement provides that the two companies will jointly share, on an equal basis, any intellectual property, including any utility patents, which are developed as a result of this collaboration.  Such intellectual property potentially includes utility patents on textile designs.  The Company has agreed that it will pay half of the cost associated with the filing and prosecution of utility patents relating to intellectual property which is developed through its collaboration with the technical textile manufacturing company.

On October 15, 2013 the Company entered into an intellectual property agreement with a scientific researcher relating to the development of new recombinant silk fibers.  Under the terms of that agreement the scientific researcher will transfer to the Company his rights to intellectual property, inventions and trade secrets which the researcher develops relating to recombinant silk.  The researcher will receive 8,000,000 warrants of the Company’s stock, exercisable 24 months from the date of the agreement.  The researcher will also receive additional warrants when and if the researcher develops advanced recombinant silk fibers for the Company’s use.  Under the terms of the agreement the researcher will receive 10,000,000 warrants in the event that he develops a new recombinant silk fiber with certain performance characteristics, and another 10,000,000 warrants if he develops a second recombinant silk fiber with certain characteristics.  If the consultant performs the contract in good faith the consultant will be entitled to an additional 8,000 warrants.  The warrants described in this note all contain a cashless exercise provision and are exercisable on the 24 month anniversary of the date on which they were issuable under the agreement.

(E)Operating Lease Agreement

On April 1, 2012 the Company executed a one-year non-cancelable operating lease for its Laboratory space. The lease was subsequently extended through March 31, 2014. In March of 2014, the Company once again extended the lease on a month to month basis.

Rent expense for the years ended December 31, 2013 and 2012 is $13,565 and 9,789, respectively.